Oak associates funds

White Oak Select Growth Fund - WOGSX

Pin Oak Equity Fund - POGSX

Red Oak Technology Select Fund - ROGSX

Live Oak Health Sciences Fund - LOGSX

Supplement dated January 17, 2019 to the Prospectus of
Oak Associates Funds (the “Funds”) dated February 28, 2018 (the “Prospectus”)

The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.

Changes to Portfolio Management Team

Effective January 17, 2019, Mr. James D. Oelschlager and Mr. Robert D. Stimpson will serve as the co-lead portfolio managers responsible for the day-to-day investment activities of the White Oak Select Growth Fund (“White Oak”), Pin Oak Equity Fund (”Pin Oak”), Red Oak Technology Select Fund (“Red Oak”) and Live Oak Health Sciences Fund (“Live Oak”). Accordingly, the Prospectus is revised as follows:

•	The Section entitled “Portfolio Managers” regarding White Oak on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

•	James D. Oelschlager, President of Oak Associates, ltd. Portfolio Manager of the Fund since 1992.

•	Robert D. Stimpson, CFA, CMT Portfolio Manager of the Fund since 2010.

•	The Sections entitled “Portfolio Manager” regarding Pin Oak on page 10, Red Oak on page 25 and Live Oak on page 35 of the Prospectus is each deleted in its entirety and replaced with the following:

Portfolio Managers

•	James D. Oelschlager, President of Oak Associates, ltd. Portfolio Manager of the Fund since 2019.

•	Robert D. Stimpson, CFA, CMT Portfolio Manager of the Fund since 2019.

•	The Section entitled “Portfolio Managers” on page 39 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

James D. Oelschlager has served as President of the Adviser and its predecessor since 1985. He serves as Co-Chief Investment Officer of the Advisor. He serves as a co-manager of the White Oak Select Growth Fund and has managed the Fund since its inception. He also serves as a co-manager of the Pin Oak Equity Fund, the Red Oak Technology Select Fund and the Live Oak Health Sciences Fund. Prior to founding the Adviser, Mr. Oelschlager served as Director of Pension Investments/Assistant Treasurer for the Firestone Tire & Rubber Company. He has more than 49 years of investment experience.

Robert D. Stimpson, CFA, CMT, serves as Co-Chief Investment Officer of the Advisor. He serves as Portfolio Manager of the River Oak Discovery Fund, the Rock Oak Core Growth Fund and the Black Oak Emerging Technology Fund, and co-manager of the White Oak Select Growth Fund, the Pin Oak Equity Fund, the Red Oak Technology Select Fund and the Live Oak Health Sciences Fund. Prior to joining the Adviser in 2001, Mr. Stimpson earned an MBA from Emory University. Previously, Mr. Stimpson worked as an Equity Market Analyst for I.D.E.A., ltd and for Merrill Lynch as a Financial Consultant. He has more than 21 years of investment experience. In addition to the CFA designation, Mr. Stimpson holds the CMT charter from the Market Technicians Association.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Oak associates funds

White Oak Select Growth Fund - WOGSX

Pin Oak Equity Fund - POGSX

Red Oak Technology Select Fund - ROGSX

Live Oak Health Sciences Fund - LOGSX

Supplement dated January 17, 2019 to the Statement of Additional Information of
Oak Associates Funds (the “Funds”) dated February 28, 2018 (the “SAI”)

The information in this Supplement contains new and additional information beyond that in the SAI and should be read in conjunction with the SAI.

THE ADVISER

Investment Management Personnel of the Adviser. Mr. James D. Oelschlager has served as President and Chief Investment Officer of the Adviser and its predecessor since 1985, and became Co-Chief Investment Officer in 2014. He currently serves as Co-Portfolio Manager of the White Oak Fund and has managed the Fund and its predecessor fund since its inception. He also serves as a co-manager of the Pin Oak Equity Fund, the Red Oak Technology Select Fund and the Live Oak Health Sciences Fund. Prior to founding the Adviser, Mr. Oelschlager served as Director of Investment Management of Firestone Tire and Rubber. He has more than 49 years of investment experience.

Mr. Robert D. Stimpson, CFA became Co-Chief Investment Officer of the Adviser in 2019. He serves as Portfolio Manager of the River Oak Fund, Rock Oak Fund and the Black Oak Fund and Co-Portfolio Manager of the White Oak Fund, the Pin Oak Equity Fund, the Red Oak Technology Select Fund and the Live Oak Health Sciences Fund. He joined the Adviser as an Equity Research Analyst in 2001. Prior to joining the Adviser, Mr. Stimpson earned an MBA from Emory University. From 1997 to 1999, Mr. Stimpson worked as an Equity Market Analyst for I.D.E.A., ltd. From 1995 to 1997, he worked for Merrill Lynch as a Financial Consultant. He has more than 21 years of investment experience. In addition to the CFA designation, Mr. Stimpson holds the CMT charter from the Market Technicians Association.

THE PORTFOLIO MANAGERS

All references in this Section to Mr. Mark W. Oelschlager are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.